STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2013 Employee Stock Option Plan CAD	Jan. 02, 2014 Restricted Share Unit Plan	Dec. 31, 2013 Restricted Share Unit Plan USD ($)	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2013 C$33.39 - C$59.71 Employee Stock Option Plan CAD	Dec. 31, 2013 C$60.72 - C$83.08 Employee Stock Option Plan CAD	Dec. 31, 2013 C$33.39 - C$83.08 Employee Stock Option Plan CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range (in Canadian dollars per share)									33.39	60.72	33.39
Range of exercise price, high end of the range (in Canadian dollars per share)									59.71	83.08	83.08
Options Outstanding, Number (in shares)									7,341,556	3,941,979	11,283,535
Options Outstanding, Weighted Average Remaining Contractual Life									2 years 9 months 22 days	1 year 1 month 20 days	2 years 2 months 23 days
Options Outstanding, Weighted Average Exercise Price (in Canadian dollars per share)									48.28	70.43	56.02
Options Exercisable, Number (in shares)									3,851,056	3,397,239	7,248,295
Options Exercisable, Weighted Average Exercise Price (in Canadian dollars per share)									50.50	69.49	59.39
Weighted average remaining contractual term of options exercisable	1 year 7 months 6 days
Common shares reserved for issuance	11,283,535
Number of un-optioned shares available for granting of options	4,807,876	3,717,785	3,262,135
Granted (in shares)					293,041
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.50%	1.26%	1.95%
Expected life of stock options	2 years 7 months 6 days	2 years 9 months 18 days	2 years 6 months
Expected volatility of the Company's share price (as a percent)	35.00%	37.50%	34.70%
Expected dividend yield (as a percent)	1.82%	2.14%	0.89%
Aggregate intrinsic value of options outstanding
Aggregate intrinsic value of options exercisable
The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss)	26.4	33.8	42.2			12.1	6.6	3.3
Total compensation cost related to nonvested options not yet recognized	21.2
Weighted average period over which unrecognized compensation cost expected to be recognized	1 year 8 months 12 days
Compensation cost capitalized as a part of the property, plant and mine development line item of the consolidated balance sheets	$ 3.3	$ 1.3	$ 1.4